ACCOUNTS RECEIVABLE, NET-THIRD PARTIES (Table)	12 Months Ended
Dec. 31, 2014
ACCOUNTS RECEIVABLE, NET-THIRD PARTIES [Abstract]
Schedule of Accounts Receivable
	As of December 31,
	2013	2014
	RMB	RMB
Accounts receivables	2,094,704,129	3,546,873,497
Allowance for doubtful accounts	(445,956,167)	(428,570,077)
Accounts receivable, net	1,648,747,962	3,118,303,420

Schedule of Movement of Allowance for Doubtful Accounts
	As of December 31,
	2012	2013	2014
	RMB	RMB	RMB
At beginning of year	179,746,165	673,671,445	445,956,167
Addition	541,662,539	121,315,213	188,572,147
Write-off	-	(40,819,459)	(44,538,077)
Reversal	(47,737,259)	(308,211,032)	(161,420,160)
At end of year	673,671,445	445,956,167	428,570,077